Supplementary Information - Condensed Consolidating Financial Information Balance Sheet (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	$ 5,088,000,000	$ 5,915,000,000
Short-term investments	3,028,000,000	248,000,000
Accounts and notes receivable	3,401,000,000	4,067,000,000
Investment in Cenovus Energy	2,111,000,000	1,462,000,000
Inventories	1,026,000,000	1,007,000,000
Prepaid expenses and other current assets	2,259,000,000	575,000,000
Total Current Assets	16,913,000,000	13,274,000,000
Investments and long-term receivables	8,906,000,000	9,664,000,000
Net properties, plants and equipment (net of accumulated depreciation, depletion and amortization of $55,477 million in 2019 and $64,899 million in 2018)	42,269,000,000	45,698,000,000
Other assets	2,426,000,000	1,344,000,000
Total Assets	70,514,000,000	69,980,000,000	$ 73,362,000,000
Liabilities and Stockholders Equity
Accounts payable and related party accounts payable	3,200,000,000	3,895,000,000
Short-term debt	105,000,000	112,000,000
Accrued income and other taxes	1,030,000,000	1,320,000,000
Employee benefit obligations	663,000,000	809,000,000
Other accruals	2,045,000,000	1,259,000,000
Total Current Liabilities	7,043,000,000	7,395,000,000
Long-term debt	14,790,000,000	14,856,000,000
Long-term asset retirement obligations and accrued environmental costs	5,352,000,000	7,688,000,000
Long Term Deferred income taxes	4,634,000,000	5,021,000,000
Employee benefit obligations	1,781,000,000	1,764,000,000
Other liabilities and deferred credits	1,864,000,000	1,192,000,000
Total Liabilities	35,464,000,000	37,916,000,000
Retained earnings	39,742,000,000	34,010,000,000
Other common stockholders' equity	(4,761,000,000)	(2,071,000,000)
Noncontrolling interests	69,000,000	125,000,000
Total Liabilities and Equity	70,514,000,000	69,980,000,000
ConocoPhillips [Member]
Assets
Cash and cash equivalents	0	0
Short-term investments	0	0
Accounts and notes receivable	5,000,000	28,000,000
Investment in Cenovus Energy	0	0
Inventories	0	0
Prepaid expenses and other current assets	1,000,000	1,000,000
Total Current Assets	6,000,000	29,000,000
Investments and long-term receivables	34,076,000,000	29,942,000,000
Net properties, plants and equipment (net of accumulated depreciation, depletion and amortization of $55,477 million in 2019 and $64,899 million in 2018)	0	0
Other assets	3,000,000	4,000,000
Total Assets	34,085,000,000	29,975,000,000
Liabilities and Stockholders Equity
Accounts payable and related party accounts payable	0	0
Short-term debt	(3,000,000)	(3,000,000)
Accrued income and other taxes	0	0
Employee benefit obligations	0	0
Other accruals	84,000,000	85,000,000
Total Current Liabilities	81,000,000	82,000,000
Long-term debt	3,794,000,000	3,791,000,000
Long-term asset retirement obligations and accrued environmental costs	0	0
Long Term Deferred income taxes	0	0
Employee benefit obligations	0	0
Other liabilities and deferred credits	1,787,000,000	725,000,000
Total Liabilities	5,662,000,000	4,598,000,000
Retained earnings	33,184,000,000	27,512,000,000
Other common stockholders' equity	(4,761,000,000)	(2,135,000,000)
Noncontrolling interests	0	0
Total Liabilities and Equity	34,085,000,000	29,975,000,000
Reportable Legal Entities [Member] | ConocoPhillips Company [Member]
Assets
Cash and cash equivalents	3,439,000,000	1,428,000,000
Short-term investments	2,670,000,000	0
Accounts and notes receivable	2,088,000,000	5,646,000,000
Investment in Cenovus Energy	2,111,000,000	1,462,000,000
Inventories	168,000,000	184,000,000
Prepaid expenses and other current assets	352,000,000	267,000,000
Total Current Assets	10,828,000,000	8,987,000,000
Investments and long-term receivables	44,969,000,000	47,062,000,000
Net properties, plants and equipment (net of accumulated depreciation, depletion and amortization of $55,477 million in 2019 and $64,899 million in 2018)	3,552,000,000	4,367,000,000
Other assets	765,000,000	642,000,000
Total Assets	60,114,000,000	61,058,000,000
Liabilities and Stockholders Equity
Accounts payable and related party accounts payable	2,670,000,000	5,098,000,000
Short-term debt	4,000,000	12,000,000
Accrued income and other taxes	79,000,000	85,000,000
Employee benefit obligations	508,000,000	638,000,000
Other accruals	408,000,000	587,000,000
Total Current Liabilities	3,669,000,000	6,420,000,000
Long-term debt	6,670,000,000	7,151,000,000
Long-term asset retirement obligations and accrued environmental costs	322,000,000	415,000,000
Long Term Deferred income taxes	0	0
Employee benefit obligations	1,329,000,000	1,340,000,000
Other liabilities and deferred credits	7,514,000,000	9,277,000,000
Total Liabilities	19,504,000,000	24,603,000,000
Retained earnings	21,898,000,000	18,511,000,000
Other common stockholders' equity	18,712,000,000	17,944,000,000
Noncontrolling interests	0	0
Total Liabilities and Equity	60,114,000,000	61,058,000,000
Reportable Legal Entities [Member] | Burlington Resources LLC [Member]
Assets
Cash and cash equivalents	0	0
Short-term investments	0	0
Accounts and notes receivable	2,000,000	78,000,000
Investment in Cenovus Energy	0	0
Inventories	0	0
Prepaid expenses and other current assets	0	0
Total Current Assets	2,000,000	78,000,000
Investments and long-term receivables	11,662,000,000	15,199,000,000
Net properties, plants and equipment (net of accumulated depreciation, depletion and amortization of $55,477 million in 2019 and $64,899 million in 2018)	0	0
Other assets	253,000,000	227,000,000
Total Assets	11,917,000,000	15,504,000,000
Liabilities and Stockholders Equity
Accounts payable and related party accounts payable	21,000,000	76,000,000
Short-term debt	13,000,000	13,000,000
Accrued income and other taxes	0	0
Employee benefit obligations	0	0
Other accruals	35,000,000	35,000,000
Total Current Liabilities	69,000,000	124,000,000
Long-term debt	2,129,000,000	2,143,000,000
Long-term asset retirement obligations and accrued environmental costs	0	0
Long Term Deferred income taxes	0	0
Employee benefit obligations	0	0
Other liabilities and deferred credits	826,000,000	839,000,000
Total Liabilities	3,024,000,000	3,106,000,000
Retained earnings	2,164,000,000	1,113,000,000
Other common stockholders' equity	6,729,000,000	11,285,000,000
Noncontrolling interests	0	0
Total Liabilities and Equity	11,917,000,000	15,504,000,000
Reportable Legal Entities [Member] | All Other Subsidiaries [Member]
Assets
Cash and cash equivalents	1,649,000,000	4,487,000,000
Short-term investments	358,000,000	248,000,000
Accounts and notes receivable	3,881,000,000	6,707,000,000
Investment in Cenovus Energy	0	0
Inventories	858,000,000	823,000,000
Prepaid expenses and other current assets	1,906,000,000	307,000,000
Total Current Assets	8,652,000,000	12,572,000,000
Investments and long-term receivables	15,612,000,000	16,926,000,000
Net properties, plants and equipment (net of accumulated depreciation, depletion and amortization of $55,477 million in 2019 and $64,899 million in 2018)	38,717,000,000	41,796,000,000
Other assets	2,210,000,000	1,269,000,000
Total Assets	65,191,000,000	72,563,000,000
Liabilities and Stockholders Equity
Accounts payable and related party accounts payable	3,084,000,000	7,113,000,000
Short-term debt	91,000,000	99,000,000
Accrued income and other taxes	951,000,000	1,235,000,000
Employee benefit obligations	155,000,000	171,000,000
Other accruals	1,518,000,000	552,000,000
Total Current Liabilities	5,799,000,000	9,170,000,000
Long-term debt	2,197,000,000	2,249,000,000
Long-term asset retirement obligations and accrued environmental costs	5,030,000,000	7,273,000,000
Long Term Deferred income taxes	5,438,000,000	5,819,000,000
Employee benefit obligations	452,000,000	424,000,000
Other liabilities and deferred credits	9,271,000,000	8,126,000,000
Total Liabilities	28,187,000,000	33,061,000,000
Retained earnings	10,481,000,000	9,764,000,000
Other common stockholders' equity	26,454,000,000	29,613,000,000
Noncontrolling interests	69,000,000	125,000,000
Total Liabilities and Equity	65,191,000,000	72,563,000,000
Consolidating Adjustments [Member]
Assets
Cash and cash equivalents	0	0
Short-term investments	0	0
Accounts and notes receivable	(2,575,000,000)	(8,392,000,000)
Investment in Cenovus Energy	0	0
Inventories	0	0
Prepaid expenses and other current assets	0	0
Total Current Assets	(2,575,000,000)	(8,392,000,000)
Investments and long-term receivables	(97,413,000,000)	(99,465,000,000)
Net properties, plants and equipment (net of accumulated depreciation, depletion and amortization of $55,477 million in 2019 and $64,899 million in 2018)	0	(465,000,000)
Other assets	(805,000,000)	(798,000,000)
Total Assets	(100,793,000,000)	(109,120,000,000)
Liabilities and Stockholders Equity
Accounts payable and related party accounts payable	(2,575,000,000)	(8,392,000,000)
Short-term debt	0	(9,000,000)
Accrued income and other taxes	0	0
Employee benefit obligations	0	0
Other accruals	0	0
Total Current Liabilities	(2,575,000,000)	(8,401,000,000)
Long-term debt	0	(478,000,000)
Long-term asset retirement obligations and accrued environmental costs	0	0
Long Term Deferred income taxes	(804,000,000)	(798,000,000)
Employee benefit obligations	0	0
Other liabilities and deferred credits	(17,534,000,000)	(17,775,000,000)
Total Liabilities	(20,913,000,000)	(27,452,000,000)
Retained earnings	(27,985,000,000)	(22,890,000,000)
Other common stockholders' equity	(51,895,000,000)	(58,778,000,000)
Noncontrolling interests	0	0
Total Liabilities and Equity	$ (100,793,000,000)	$ (109,120,000,000)